Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of Revenue
	Year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Real estate operation management and services	-	3,365	5,018
Digital security technology services	-	8,950	3,820
Total	-	12,315	8,838